State Street Institutional US Government Money Market Fund Annual Fund Operating Expenses - Institutional Administration Investment Investor Premier Opportunity [Member] - State Street Institutional US Government Money Market Fund
	Dec. 31, 2025
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Expenses (as a percentage of Assets)	0.14%	[1]
Administration Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.05%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.36%	[1]
Investment Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.31%	[1]
Expenses (as a percentage of Assets)	0.46%	[1]
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[1]
Expenses (as a percentage of Assets)	0.19%	[1]
Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.11%	[1]
Opportunity Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[1]
Expenses (as a percentage of Assets)	0.14%	[1]

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” for the Institutional Class shares have been restated to reflect current fees.